Income and expenses - Finance Income and Finance Costs (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017		Dec. 31, 2016
Finance income
Finance income of related parties (Note 23)	$ 72	$ 224		$ 74
Other finance income	5,302	3,484		1,462
Finance income	5,374	3,708	[1]	1,536	[1]
Finance costs
Interest on debt instruments	34,188	28,961
Interest on loans and credit facilities	8,249	15,834		18,630
Interest on note and bill discounting	205	7,403		1,503
Interest on interest rate swaps	1,710	2,689		2,525
Interest on finance leases	2,974	2,917		3,186
Trade receivables securitization expense (Note 10)	12,097	7,256
Other finance costs	2,599	352		4,407
Finance costs	$ 62,022	$ 65,412	[1]	$ 30,251	[1]

[1]	The amounts for 2016 have been re-presented to show the results of the Spanish energy business within profit (loss) from continuing operations, as described in Note 1 to the consolidated financial statements.